Document and Entity Information	Jun. 30, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	Feb. 28, 2023
Invesco DWA Developed Markets Momentum ETF | Invesco DWA Developed Markets Momentum ETF
Prospectus:
Trading Symbol	PIZ
Invesco DWA Emerging Markets Momentum ETF | Invesco DWA Emerging Markets Momentum ETF
Prospectus:
Trading Symbol	PIE
Invesco PureBeta 0-5 Yr US TIPS ETF | Invesco PureBeta 0-5 Yr US TIPS ETF
Prospectus:
Trading Symbol	PBTP